Derivative Instruments - Summary of Losses Associated with Derivative Instruments (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Losses associated with derivatives	$ (294)	$ (10,082)
Copper put option contracts [member]
Disclosure of detailed information about financial instruments [line items]
Realized loss on copper put options	2,264	1,807
Unrealized (gain) loss on copper put options	(1,970)	1,970
Change in fair value of copper call option		6,305
Losses associated with derivatives	$ 294	$ 10,082